UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
April 30, 2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $145,701 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     5028   101130 SH       SOLE                101130
ABB Ltd.                       ADR       000375204     3859   276850 SH       SOLE                276850
AT&T Corp                      COM       00206R102      205     8118 SH       SOLE                  8118
America Movil- Series L        ADR       02364W105     4081   150715 SH       SOLE                150715
Apache Corp.                   COM       037411105     3912    61045 SH       SOLE                 61045
BP PLC                         ADR       055622104      414    10329 SH       SOLE                 10329
Becton Dickinson & Co.         COM       075887109     5036    74902 SH       SOLE                 74902
Berkshire Hathaway Class B     COM       084670207     5567     1974 SH       SOLE                  1974
ChevronTexaco Corp             COM       166764100      266     3955 SH       SOLE                  3955
China Mobile Hong Kong Ltd     ADR       16941M109     4168    95765 SH       SOLE                 95765
Cisco Systems, Inc.            COM       17275R102     5606   334266 SH       SOLE                334266
Coca Cola Co.                  COM       191216100     4240    96479 SH       SOLE                 96479
Colgate Palmolive Co           COM       194162103     5859    99335 SH       SOLE                 99335
Danaher Corporation            COM       235851102     5516   101728 SH       SOLE                101728
Diageo Plc                     ADR       25243Q205     3951    88300 SH       SOLE                 88300
EMC Corp.                      COM       268648102     4441   389560 SH       SOLE                389560
Exxon Mobil Corporation        COM       30231G102     1130    16589 SH       SOLE                 16589
Fiserv Inc.                    COM       337738108     6057   166121 SH       SOLE                166121
Fomento Economico Mexico S.A.B COM       344419106     4087   162135 SH       SOLE                162135
General Electric               COM       369604103     1854   183355 SH       SOLE                183355
Google                         COM       38259P508     3351     9629 SH       SOLE                  9629
H.J. Heinz Co.                 COM       423074103     4728   143000 SH       SOLE                143000
ITT Industries                 COM       450911102      675    17544 SH       SOLE                 17544
International Business Machine COM       459200101      341     3520 SH       SOLE                  3520
JP Morgan Chase & Co.          COM       46625H100      209     7848 SH       SOLE                  7848
Johnson & Johnson              COM       478160104     6069   115381 SH       SOLE                115381
Kansas City Southern Industrie COM       485170302     1934   152200 SH       SOLE                152200
MasterCard                     COM       57636Q104     4622    27600 SH       SOLE                 27600
Medtronic, Inc.                COM       585055106     4421   150007 SH       SOLE                150007
Novartis AG                    ADR       66987V109     6166   163003 SH       SOLE                163003
Petroleo Brasileiro S.A.       ADR       71654V101     7687   313765 SH       SOLE                313765
Pfizer                         COM       717081103      150    11023 SH       SOLE                 11023
Procter & Gamble               COM       742718109      267     5675 SH       SOLE                  5675
Sasol LTD                      ADR       803866300     3887   134273 SH       SOLE                134273
Staples Inc.                   COM       855030102     4534   250350 SH       SOLE                250350
Target Corp.                   COM       87612E106     6527   189798 SH       SOLE                189798
Toyota Motor Co                ADR       892331307     3181    50260 SH       SOLE                 50260
United Parcel Service          COM       911312106     4204    85407 SH       SOLE                 85407
Wal-Mart Stores                COM       931142103     1026    19700 SH       SOLE                 19700
Walgreen Co                    COM       931422109     3467   133543 SH       SOLE                133543
Zimmer Holdings Inc            COM       98956P102     2978    81588 SH       SOLE                 81588